CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (507,000)	$ (517,000)	$ (2,071,000)	$ (279,000)
Adjustments To Reconcile Net Loss To Net Cash Used In Operating Activities:
Bad Debt Expense			0	12,000
Amortization of debt issuance costs and discounts	41,000	64,000	320,000	394,000
Amortization of beneficial conversion feature	0	8,000	8,000	102,000
Stock based compensation	44,000	62,000	228,000	310,000
Depreciation			1,000	0
Change In Fair Value Of Warrants	0	(448,000)	(448,000)	(1,879,000)
Extinguishment Of Derivative Liability			(84,000)	0
Inventory Reserve			0	(73,000)
Change In Fair Value Of Derivatives	6,000	88,000	91,000	25,000
Loss On Extinguishment Of Debt			0	296,000
Amortization of lease right-of-use-asset	16,000	0	82,000	0
Expense for warrants issued to consultants	79,000	398,000	664,000	0
Gain From Forgiveness Of Debt	(41,000)	(87,000)	(578,000)	0
Other Non-cash Expenses (income)	6,000	0	117,000	0
Change In Operating Assets And Liabilities:
Accounts Receivable	6,000	0	(22,000)	(23,000)
Inventory	1,000	(1,000)	33,000	(483,000)
Other Current Assets	(76,000)	46,000	(292,000)	(15,000)
Other Non-current Assets	0	18,000	(17,000)	18,000
Accounts payable and accrued liabilities	84,000	65,000	136,000	(221,000)
Lease Liabilities	(15,000)	0	(56,000)	0
Deferred revenue	177,000	20,000	296,000	(59,000)
Net Cash Used In Operating Activities	(179,000)	(320,000)	(1,592,000)	(1,875,000)
Cash Flows From Investing Activities:
Purchase of property and equipment	(14,000)	(1,000)	(14,000)	(1,000)
Net Cash Used For Investing Activities	(14,000)	(1,000)	(14,000)	(1,000)
Cash Flows From Financing Activities:
Note Payable Default Penalty			398,000	0
Proceeds From Issuance Of Series D Preferred Stock			0	102,000
Proceeds From Issuance Of Series E Preferred Stock			0	1,639,000
Payments Of Debt Issuance Costs			(86,000)	0
Proceeds From Issuance Of Common Stock, Net Of Costs			0	0
Redemption Of Series G Preferred Stock			(125,000)	0
Proceeds From Series F-2 Offering, Net Of Costs			539,000	0
Proceeds From Debt Financing			1,248,000	519,000
Proceeds from warrant exercises	365,000	0
Payments made on notes payable	(90,000)	(557,000)	(1,468,000)	(1,101,000)
Proceeds from Series F offering, net of costs	0	1,818,000	1,436,000	0
Proceeds from Series G offering, net of costs	0	125,000	125,000	0
Net Cash Provided By Financing Activities	275,000	1,386,000	2,067,000	1,159,000
Net Change In Cash	82,000	1,065,000	461,000	(717,000)
Cash At Beginning Of Period	643,000	182,000	182,000	899,000
CASH AT END OF PERIOD	725,000	1,247,000	643,000	182,000
Supplemental Disclosure For Operating Activities:
Cash paid for interest	6,000	405,000	557,000	295,000
Supplemental Disclosure For Non-cash Investing And Financing Activities:
Dividends on preferred stock	548,000	55,000	361,000	122,000
Common stock issued for payment of interest	81,000	0
Common stock issued for payment of dividends	592,000	14,000
Conversion of Series E Preferred Shares into Common Stock	725,000	1,755,000
Issuance of warrants to finders in connection with Series F and Series F-2 preferred stock	0	151,000	377,000	0
Issuance of series F-2 preferred stock	0	2,559,000	2,236,000	0
Debt From Related Parties Exchanged For Preferred Series F-2			323,000	0
Settlement Of Dividends Through Common Stock Issuance			171,000	40,000
Settlement Of Accounts Payable Through Common Stock Issuance			62,000	0
Warrants Exchanged For Fixed Price Warrants			1,755,000	131,000
Warrants Issued With Debt			304,000	0
Settlement Of Accounts Payable Through Issuance Of Promissory Note			97,000	0
Issuance Of Common Stock As Debt Repayment			0	2,929,000
Conversion Of Preferred Series F To Common Stock	$ 13,000	$ 0	8,000	0
Subscription Receivable			$ 0	$ 635,000